Quarterly Report
April 30, 2022
MFS®  High Income Fund
MFH-Q1

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.9%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,794,000	$2,710,180
Bombardier, Inc., 7.125%, 6/15/2026 (n)		2,984,000	2,745,280
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		5,985,000	5,281,763
Moog, Inc., 4.25%, 12/15/2027 (n)		7,613,000	7,089,606
TransDigm, Inc., 6.25%, 3/15/2026 (n)		6,757,000	6,723,215
TransDigm, Inc., 6.375%, 6/15/2026		4,535,000	4,478,086
TransDigm, Inc., 5.5%, 11/15/2027		5,000,000	4,584,950
TransDigm, Inc., 4.625%, 1/15/2029		5,036,000	4,382,226
			$37,995,306
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, 2006-2A, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$788,891	$79
CW Capital Cobalt Commercial Mortgage Trust, 2006-2A, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)		2,505,455	250
Lehman Brothers Commercial Conduit Mortgage Trust, 1.073%, 2/18/2030 (i)		55,664	3
			$332
Automotive – 2.5%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$8,360,000	$8,354,817
Dana, Inc., 5.375%, 11/15/2027		4,014,000	3,793,230
Dana, Inc., 5.625%, 6/15/2028		1,233,000	1,175,974
Dana, Inc., 4.25%, 9/01/2030		2,740,000	2,348,728
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		4,415,000	3,620,300
Ford Motor Co., 5.113%, 5/03/2029		5,205,000	4,931,737
Ford Motor Co., 4.75%, 1/15/2043		4,695,000	3,779,475
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		5,510,000	5,289,600
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		6,300,000	6,158,250
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		4,040,000	3,276,642
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		3,680,000	2,796,800
			$45,525,553
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$6,308,000	$5,732,395
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		7,920,000	6,826,723
iHeartCommunications, Inc., 8.375%, 5/01/2027		1,405,000	1,390,950
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		4,735,000	4,521,925
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		4,655,000	4,469,731
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	1,784,944
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$6,953,000	6,240,318
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		10,949,000	9,799,355
			$40,766,341
Brokerage & Asset Managers – 1.7%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$4,470,000	$4,162,688
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		9,680,000	9,183,900
LPL Holdings, Inc., 4%, 3/15/2029 (n)		6,348,000	5,776,680
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		3,830,000	3,496,790
NFP Corp., 4.875%, 8/15/2028 (n)		4,780,000	4,349,800
NFP Corp., 6.875%, 8/15/2028 (n)		4,993,000	4,436,530
			$31,406,388
Building – 3.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$12,925,000	$12,052,563
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		1,465,000	1,192,144
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		7,845,000	6,952,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Interface, Inc., 5.5%, 12/01/2028 (n)	$6,375,000	$5,775,941
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	3,630,000	3,139,950
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	4,387,000	4,310,228
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	3,130,000	2,402,594
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	6,475,000	6,539,750
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	4,995,000	4,795,200
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	5,400,000	4,765,392
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	2,883,000	2,652,360
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	7,580,000	6,320,621
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	1,385,000	1,106,144
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	4,325,000	3,962,781
		$65,968,299
Business Services – 2.0%
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	$6,875,000	$6,282,031
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	3,760,000	3,581,513
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	4,410,000	4,211,550
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	3,995,000	3,775,475
Paysafe Finance PLC, 4%, 6/15/2029 (z)	5,700,000	4,645,500
Switch Ltd., 3.75%, 9/15/2028 (n)	7,886,000	7,393,125
Switch Ltd., 4.125%, 6/15/2029 (n)	2,280,000	2,177,400
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,545,000	4,681,350
		$36,747,944
Cable TV – 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$4,015,000	$3,913,742
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	17,572,000	15,704,975
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	7,620,000	6,648,450
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	10,625,000	8,954,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	4,885,000	3,883,575
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	3,040,000	2,791,130
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,270,000	7,694,100
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,880,000	4,851,000
DISH DBS Corp., 7.75%, 7/01/2026	3,415,000	3,212,371
DISH DBS Corp., 5.25%, 12/01/2026 (n)	4,705,000	4,319,896
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	3,116,629
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	5,518,000	5,483,650
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,734,131
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	7,920,000	6,688,519
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	7,801,000	7,050,154
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	11,485,000	11,044,665
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	11,000,000	10,505,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	3,460,000	3,390,800
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	8,020,000	6,977,400
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	10,080,000	9,157,277
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	9,920,000	8,605,600
		$135,727,814
Chemicals – 2.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$4,914,000	$4,668,300
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	9,025,000	7,808,701
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	4,844,000	4,480,700
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	7,168,000	6,406,400
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	4,560,000	4,001,400
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,622,000	6,821,690
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	4,005,000	3,484,350
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	1,740,000	1,535,550
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	7,182,000	6,086,745
		$45,293,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$3,650,000	$3,431,000
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	1,460,000	1,299,400
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	6,650,000	5,860,512
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	5,515,000	5,128,950
PTC, Inc., 3.625%, 2/15/2025 (n)	4,645,000	4,499,844
PTC, Inc., 4%, 2/15/2028 (n)	3,730,000	3,457,001
		$23,676,707
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$11,255,000	$11,311,275
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,687,000	1,541,277
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	8,765,000	8,590,050
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	7,120,000	6,406,078
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,495,000	3,145,500
		$30,994,180
Conglomerates – 2.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,020,000	$6,967,350
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,839,000	1,705,673
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	10,769,000	9,961,325
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,925,000	4,801,875
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	540,000	557,550
Griffon Corp., 5.75%, 3/01/2028	7,384,000	6,590,220
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	5,863,000	4,778,345
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,380,000	4,390,950
TriMas Corp., 4.125%, 4/15/2029 (n)	12,019,000	10,726,957
		$50,480,245
Construction – 1.1%
Empire Communities Corp., 7%, 12/15/2025 (n)	$4,250,000	$4,026,875
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	2,127,125
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	5,115,000	4,352,017
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	5,345,000	5,224,737
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	5,417,000	4,784,701
		$20,515,455
Consumer Products – 1.1%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$6,008,000	$5,842,780
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,240,000	2,291,520
Mattel, Inc., 5.45%, 11/01/2041	1,890,000	1,897,088
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	5,235,000	4,973,250
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	2,400,000	2,034,600
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	4,755,000	3,673,237
		$20,712,475
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,640,049
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	5,295,000	5,139,301
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	2,855,000	2,362,512
ANGI Group LLC, 3.875%, 8/15/2028 (n)	7,227,000	5,722,917
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,460,000	4,750,200
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	11,108,000	9,857,128
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	3,952,000	3,882,840
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	378,515
Match Group, Inc., 5%, 12/15/2027 (n)	5,040,000	4,914,000
Match Group, Inc., 4.625%, 6/01/2028 (n)	8,030,000	7,485,325
Match Group, Inc., 4.125%, 8/01/2030 (n)	2,010,000	1,796,437
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	4,355,000	3,650,666
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	3,630,000	2,940,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	$9,185,000	$8,323,906
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	4,275,000	4,157,437
		$67,002,223
Containers – 2.5%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,572,419	$3,000,832
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	3,715,000	3,241,338
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	6,424,000	5,505,561
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,260,000	6,234,525
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	9,349,000	8,028,734
Crown Americas LLC, 5.25%, 4/01/2030 (n)	4,915,000	4,871,994
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,660,000	8,385,868
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,332,456
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,955,000	3,905,562
		$46,506,870
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$9,305,000	$7,304,425
Electronics – 1.7%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$2,155,000	$1,416,244
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	2,794,000	2,472,690
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,031,225
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,275,198
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,302,869
Sensata Technologies B.V., 5%, 10/01/2025 (n)	9,405,000	9,334,462
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	3,415,886
Synaptics, Inc., 4%, 6/15/2029 (n)	5,875,000	5,179,518
		$31,428,092
Energy - Independent – 3.3%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$3,015,000	$3,194,694
Callon Petroleum Co., 6.125%, 10/01/2024	2,870,000	2,833,436
Callon Petroleum Co., 8%, 8/01/2028 (n)	2,095,000	2,166,900
CNX Resources Corp., 6%, 1/15/2029 (n)	4,929,000	4,862,804
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	6,835,000	6,911,415
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	3,880,000	3,797,009
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,845,000	3,854,612
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	2,950,000	2,705,121
Occidental Petroleum Corp., 5.875%, 9/01/2025	4,890,000	5,022,372
Occidental Petroleum Corp., 6.625%, 9/01/2030	8,805,000	9,542,419
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,935,000	4,289,150
SM Energy Co., 5.625%, 6/01/2025	2,965,000	2,898,288
SM Energy Co., 6.5%, 7/15/2028	3,195,000	3,149,791
Southwestern Energy Co., 5.95%, 1/23/2025	396,000	401,694
Southwestern Energy Co., 8.375%, 9/15/2028	2,595,000	2,805,844
Southwestern Energy Co., 5.375%, 3/15/2030	2,990,000	2,952,176
		$61,387,725
Entertainment – 3.1%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,880,000	$1,574,631
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	12,960,000	12,684,600
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,860,000	4,400,803
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,430,000	1,283,425
Life Time, Inc., 5.75%, 1/15/2026 (n)	4,850,000	4,705,955
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,537,000	4,480,287
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	4,720,000	4,330,600
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	3,605,000	3,352,650
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	3,565,000	3,293,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	$2,420,000	$2,223,847
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	7,845,000	7,158,562
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	6,265,000	5,700,649
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	2,865,000	2,427,085
		$57,616,477
Financial Institutions – 2.7%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$3,632,255	$3,015,390
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	5,770,000	5,700,818
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	15,252,411	13,154,899
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,860,000	7,077,015
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,145,000	5,960,650
OneMain Finance Corp., 6.875%, 3/15/2025	3,945,000	3,964,725
OneMain Finance Corp., 8.875%, 6/01/2025	2,550,000	2,676,225
OneMain Finance Corp., 7.125%, 3/15/2026	2,600,000	2,632,500
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	6,705,000	5,732,775
		$49,914,997
Food & Beverages – 3.3%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$8,130,000	$8,279,348
BellRing Brands, Inc., 7%, 3/15/2030 (n)	6,170,000	6,031,175
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	5,310,000	5,482,628
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	10,560,000	9,423,533
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,700,000	7,472,272
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,503,000	5,203,087
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,120,000	6,942,600
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	7,138,000	6,213,022
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,065,000	6,525,941
		$61,573,606
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,560,000	$3,364,698
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	2,410,000	2,179,363
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	4,060,000	3,481,450
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	3,804,000	3,884,835
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	4,896,000	5,116,320
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	3,712,000	3,702,720
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	8,741,000	7,919,521
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	7,185,000	6,084,761
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	8,218,415
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	1,913,972
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	5,680,000	4,998,400
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	2,030,000	1,900,730
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	3,015,000	2,660,738
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	1,756,440
MGM Resorts International Co., 4.75%, 10/15/2028	4,902,000	4,502,732
Scientific Games Corp., 8.625%, 7/01/2025 (n)	1,420,000	1,487,450
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)	3,425,000	3,253,750
Scientific Games International, Inc., 7%, 5/15/2028 (n)	4,655,000	4,765,731
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	5,895,000	5,865,525
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,460,000	7,069,320
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	2,150,000	2,214,500
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	3,315,000	3,149,250
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	1,475,000	1,325,096
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,370,000	4,952,214
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	9,073,000	8,456,399
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	2,935,000	2,699,231
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,650,000	2,366,132
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	3,750,000	3,215,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	$5,369,000	$4,281,777
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	3,435,000	3,007,755
		$119,794,850
Industrial – 1.1%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$3,035,000	$2,860,488
APi Escrow Corp., 4.75%, 10/15/2029 (n)	6,790,000	6,111,000
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	3,875,000	3,535,937
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	7,608,000	7,200,592
		$19,708,017
Insurance - Health – 0.2%
Centene Corp., 3%, 10/15/2030	$4,900,000	$4,263,000
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$8,910,000	$8,425,563
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	4,350,000	3,825,651
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,400,000	1,394,687
Hub International Ltd., 5.625%, 12/01/2029 (n)	4,151,000	3,808,543
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	4,713,000	4,298,397
		$21,752,841
Machinery & Tools – 0.7%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$6,310,000	$6,310,000
Terex Corp., 5%, 5/15/2029 (n)	7,275,000	6,685,288
		$12,995,288
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,525,000	$5,807,250
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	8,074,000	7,680,715
Catalent, Inc., 3.125%, 2/15/2029 (n)	12,155,000	10,547,380
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	14,497,000	13,119,785
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,340,000	3,460,106
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	9,330,000	7,673,925
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,455,000	1,275,526
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,565,000	3,971,550
DaVita, Inc., 3.75%, 2/15/2031 (n)	5,199,000	4,237,185
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,627,388
HCA, Inc., 5.875%, 2/15/2026	5,050,000	5,229,275
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	6,127,000	6,096,368
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,830,000	9,739,761
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	1,785,000	1,651,125
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,875,000	3,981,834
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	8,637,000	7,640,722
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	8,793,000	8,440,840
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	4,750,000	4,613,437
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	4,140,000	3,570,750
		$112,364,922
Medical Equipment – 0.4%
Teleflex, Inc., 4.625%, 11/15/2027	$8,500,000	$8,330,000
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,760,000	$6,869,850
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	6,538,000	5,246,745
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	5,400,000	5,466,798
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	4,885,000	4,726,237
Ero Copper Corp., 6.5%, 2/15/2030 (n)	2,562,000	2,298,908
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	3,010,000	3,017,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	$3,728,000	$3,746,640
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	8,165,000	7,225,372
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	5,273,000	4,812,931
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	11,498,000	10,549,415
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	3,885,000	3,350,812
Novelis Corp., 3.25%, 11/15/2026 (n)	3,410,000	3,111,455
Novelis Corp., 4.75%, 1/30/2030 (n)	6,555,000	6,028,830
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,407,003
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	2,752,293	2,896,789
		$71,755,310
Midstream – 4.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$4,156,000	$3,979,370
Cheniere Energy Partners LP, 4%, 3/01/2031	8,750,000	7,919,669
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	5,491,000	4,996,810
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	7,956,000	7,127,621
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,218,992
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	597,920
EQM Midstream Partners LP, 5.5%, 7/15/2028	14,451,000	13,800,705
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	3,090,000	2,781,680
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,411,000	2,248,258
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	2,850,000	2,778,750
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	8,990,000	8,380,118
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	8,250,000	8,700,862
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	6,311,000	6,066,449
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	2,310,000	2,094,800
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	4,805,000	4,384,562
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,330,000	4,836,975
Western Midstream Operating LP, 4.55%, 2/01/2030	2,702,000	2,482,300
Western Midstream Operation LP, 4.65%, 7/01/2026	1,935,000	1,908,394
Western Midstream Operation LP, 5.5%, 8/15/2048	1,550,000	1,379,500
		$87,683,735
Municipals – 0.0%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$815,000	$835,375
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$7,662,000	$7,240,590
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$2,950,000	$3,023,750
Oils – 0.8%
Parkland Corp., 4.625%, 5/01/2030 (n)	$8,820,000	$7,717,500
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	3,795,000	3,664,262
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	3,040,000	2,675,200
		$14,056,962
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$7,245,000	$6,918,975
NCR Corp., 5.125%, 4/15/2029 (n)	3,460,000	3,295,650
		$10,214,625
Pharmaceuticals – 2.3%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$11,395,000	$11,428,501
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	11,090,000	8,180,760
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	3,480,000	2,447,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$10,475,000	$9,650,094
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	5,027,000	4,676,618
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	5,204,696
		$41,587,997
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$2,160,000	$2,094,962
GFL Environmental, Inc., 4%, 8/01/2028 (n)	6,080,000	5,350,400
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,756,013
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	2,089,356
Stericycle, Inc., 3.875%, 1/15/2029 (n)	4,252,000	3,749,626
		$15,040,357
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,005,000	$4,257,954
Taseko Mines Ltd., 7%, 2/15/2026 (n)	3,730,000	3,702,025
		$7,959,979
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$7,135,000	$6,653,387
Real Estate - Other – 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)	$8,215,000	$7,968,550
XHR LP, REIT, 4.875%, 6/01/2029 (n)	5,320,000	4,898,975
		$12,867,525
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$3,880,000	$3,356,666
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$4,266,000	$3,839,954
Bath & Body Works, Inc., 5.25%, 2/01/2028	13,620,000	13,075,200
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	5,835,000	4,786,801
		$21,701,955
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$5,595,000	$5,363,255
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$5,519,000	$4,965,610
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	3,220,000	2,767,332
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,770,000	2,968,875
Penske Automotive Group Co., 3.75%, 6/15/2029	8,081,000	6,891,558
		$17,593,375
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$8,755,000	$8,200,590
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	5,180,000	4,363,632
		$12,564,222
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$6,035,000	$4,983,884
SBA Communications Corp., 3.875%, 2/15/2027	6,103,000	5,792,968
SBA Communications Corp., 3.125%, 2/01/2029	9,720,000	8,337,330
Sprint Capital Corp., 6.875%, 11/15/2028	7,670,000	8,418,515
Sprint Corp., 7.125%, 6/15/2024	2,205,000	2,320,762
Sprint Corp., 7.625%, 3/01/2026	13,670,000	14,848,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 2.625%, 4/15/2026	$5,020,000	$4,656,050
		$49,357,590
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$2,200,000	$2,245,496
Vector Group Ltd., 5.75%, 2/01/2029 (n)	3,120,000	2,737,800
		$4,983,296
Utilities - Electric Power – 2.8%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,264,000	$6,724,430
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	7,085,325
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,720,000	3,515,400
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	11,655,000	10,023,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	5,151,000	5,113,346
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	715,260
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,330,000	4,101,506
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,325,000	3,266,813
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	9,040,000	8,442,501
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,240,000	2,916,000
		$51,903,881
Total Bonds		$1,713,498,040
Common Stocks – 1.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,150	$1,804,089
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u)	347,563	$289,544
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$934,667
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	223,400	$17,543,602
Total Common Stocks		$20,571,902

Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,194	$32,518
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,194	29,422
Total Contingent Value Rights		$61,940
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	62,563	$6,993

Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 0.28% (v)	87,532,618	$87,532,617

Other Assets, Less Liabilities – 1.2%		22,891,223
Net Assets – 100.0%		$1,844,562,715

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $87,532,617 and $1,734,138,875, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,448,380,440, representing 78.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21-9/09/21	$5,666,723	$4,645,500
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	2,082,905	EUR	1,890,322	BNP Paribas S.A.	7/15/2022	$81,038
Liability Derivatives
GBP	39,953	USD	52,497	Brown Brothers Harriman	7/15/2022	$(2,244)
GBP	219,999	USD	288,224	HSBC Bank	7/15/2022	(11,507)
GBP	83,073	USD	109,064	JPMorgan Chase Bank N.A.	7/15/2022	(4,574)
GBP	21,410	USD	28,052	State Street Bank Corp.	7/15/2022	(1,122)
						$(19,447)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	234	$27,882,563	June – 2022	$1,651,771
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	85	$11,958,437	June – 2022	$(1,134,446)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	15	$2,406,563	June – 2022	$(351,017)
						$(1,485,463)
At April 30, 2022, the fund had cash collateral of $141,050 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,543,602	$—	$934,667	$18,478,269
Luxembourg	—	1,804,089	—	1,804,089
Mexico	—	—	289,544	289,544
United Kingdom	—	—	6,993	6,993
Municipal Bonds	—	835,375	—	835,375
U.S. Corporate Bonds	—	1,475,529,663	—	1,475,529,663
Asset-Backed Securities (including CDOs)	—	332	—	332
Foreign Bonds	—	237,194,610	—	237,194,610
Mutual Funds	87,532,617	—	—	87,532,617
Total	$105,076,219	$1,715,364,069	$1,231,204	$1,821,671,492
Other Financial Instruments
Futures Contracts – Assets	$1,651,771	$—	$—	$1,651,771
Futures Contracts – Liabilities	(1,485,463)	—	—	(1,485,463)
Forward Foreign Currency Exchange Contracts – Assets	—	81,038	—	81,038
Forward Foreign Currency Exchange Contracts – Liabilities	—	(19,447)	—	(19,447)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,231,177
Change in unrealized appreciation or depreciation	27
Balance as of 4/30/22	$1,231,204
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $27. At April 30, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$88,969,191	$105,315,103	$106,751,677	$—	$—	$87,532,617
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,800	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.